INCOME TAXES - Additional Information (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
	Jan. 05, 2021	Dec. 31, 2022	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019	Dec. 31, 2021 USD ($)
Income Taxes [Line Items]
Income tax rate			25.00%	25.00%	25.00%	25.00%
Income tax reconciliation percentage of tax holiday exemption			4.74%	4.74%	2.12%	18.86%
Valuation allowances | ¥			¥ 68,932		¥ 4,102
Tax loss carry-forward | ¥			¥ 66,075
Tax loss carry-forward, expiration date			Dec. 31, 2026	Dec. 31, 2026	Dec. 31, 2022
Tax loss carry-forward, limitations on use			The Company operates its business through its subsidiaries and VIEs. The Company does not file consolidated tax returns, therefore, losses from individual subsidiaries or the VIEs may not be used to offset other subsidiaries’ or VIEs’ earnings within the Company.	The Company operates its business through its subsidiaries and VIEs. The Company does not file consolidated tax returns, therefore, losses from individual subsidiaries or the VIEs may not be used to offset other subsidiaries’ or VIEs’ earnings within the Company.
Foreign investment enterprises, withholding income tax rate			10.00%	10.00%
Foreign investment enterprises, withholding income tax rate for those who qualifies as a beneficial owner			5.00%	5.00%
Foreign investment enterprises, threshold of beneficial ownership to qualify for reduction in withholding income tax rate			25.00%	25.00%
Foreign investment enterprises, withholding income tax rate for those who do not qualify as a beneficial owner			10.00%	10.00%
Unrecognized tax benefits | $							$ 63,766
Unrecognized tax benefits, interest expense or penalty | $				$ 0
Limitation on the tax years open | $				$ 0
Shanghai Chuangzhen Software Co., Ltd.
Income Taxes [Line Items]
Income tax reconciliation tax holiday exemption amount | ¥			¥ 0		¥ 0
Income tax holiday exemption period			3 years	3 years	3 years
Income tax reconciliation percentage of tax holiday exemption			50.00%	50.00%	50.00%
Hong Kong
Income Taxes [Line Items]
Income tax rate			25.00%	25.00%
Preferential tax rate			15.00%	15.00%
Hong Kong
Income Taxes [Line Items]
Income tax rate			16.50%	16.50%
Mexico
Income Taxes [Line Items]
Income tax rate	30.00%
Indonesia
Income Taxes [Line Items]
Percentage of CIT rate			25	25
Percentage of Corporate Income Tax adjust			22	22	22
Indonesia | Scenario Forecast [Member]
Income Taxes [Line Items]
Percentage of Corporate Income Tax adjust		20
Nigeria
Income Taxes [Line Items]
Percentage of corporate income tax rate for large company			30	30